Other Income - Summary Of Other Income Explanatory (Detail) - CAD ($)	3 Months Ended			9 Months Ended				12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Gains (losses) on disposals of investments [abstract]
Government assistance		$ (1,612,053)	[1]	$ (637,942)	[1]	$ (3,729,796)	[1]	$ (4,201,822)	[2]	$ (2,775,677)	[2]
US Government loan forgiveness 2 (Note 16)		787,699				1,086,781		(1,825,237)	[3]	(124,507)	[3]
Derecognition of contingent consideration	$ (368,806)	(1,973)		(368,806)		(574,235)		(1,010,024)
Other	117,537	4,809		141,887		81,030		(89,014)		(32,158)		$ (167,913)
Total other income	$ (3,670,310)	$ (2,406,534)		$ (4,332,602)		$ (5,471,842)		$ (7,126,097)		$ (2,932,342)		$ (167,913)

[1]	Majority of government assistance are grants from the Canadian Government for wage and rental subsidies.
[2]	Majority represents amounts received from the Canadian Government for wage and rental subsidies associated with COVID-19. The amount of government assistance available is dependent on the programs in place and the Company’s eligibility for these programs.
[3]	Includes other income recognized as below market interest rate benefit.